WESTWOOD SALIENT MLP ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

MASTER LIMITED PARTNERSHIPS - 24.2% (a)	Shares	Value
Crude & Refined Products - 2.2%
Genesis Energy LP	1,230,733	$ 13,858,053
MPLX LP	175,366	6,041,359
		19,899,412
Energy - 16.6%
Energy Transfer LP	6,123,791	76,363,674
Enterprise Products Partners LP	2,860,516	74,087,364
		150,451,038
Gathering & Processing - 5.4%
Crestwood Equity Partners LP	230,840	5,754,842
Western Midstream Partners LP	1,650,268	43,517,567
		49,272,409

Total Master Limited Partnerships (Cost $171,582,684)		$ 219,622,859

MLP RELATED COMPANIES - 75.1%	Shares	Value
Crude & Refined Products - 13.4%
Enbridge, Inc.	1,072,510	$ 40,916,256
Gibson Energy, Inc.	786,425	12,568,649
Plains GP Holdings LP - Class A (b)	5,214,215	68,410,501
		121,895,406
Energy - 8.5%
Array Technologies, Inc. (b)	356,454	7,799,214
DT Midstream, Inc.	884,702	43,677,738
EMG Utica I Offshore Co-Investment LP (b)(c)(d)(e)	16,000,000	9,092,368
Enphase Energy, Inc. (b)	36,750	7,727,790
Excelerate Energy, Inc. - Class A	162,739	3,603,041
Kinetik Holdings, Inc.	61,917	1,938,002
Shoals Technologies Group, Inc. - Class A (b)	96,799	2,206,049
Sunnova Energy International, Inc. (b)	69,787	1,090,073
		77,134,275
Gathering & Processing - 17.6%
Antero Midstream Corp.	2,797,819	29,349,121
EnLink Midstream, LLC (b)	3,363,676	36,462,248
Hess Midstream LP - Class A	293,510	8,494,179

WESTWOOD SALIENT MLP ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

MLP RELATED COMPANIES - 75.1% (Continued)	Shares	Value
Gathering & Processing - 17.6% (Continued)
Targa Resources Corp.	1,174,301	$ 85,665,258
		159,970,806
Liquefied Natural Gas - 9.8%
Cheniere Energy, Inc.	564,909	89,029,658

Natural Gas Liquids Infrastructure - 10.9%
Keyera Corp.	1,117,246	24,460,836
ONEOK, Inc.	522,012	33,168,642
Pembina Pipeline Corp.	1,286,240	41,665,375
		99,294,853
Natural Gas Pipelines - 12.4%
Equitrans Midstream Corp.	5,497,932	31,778,047
Kinder Morgan, Inc.	1,452,207	25,428,145
Williams Cos., Inc. (The)	1,865,300	55,697,858
		112,904,050
Renewable Energy Infrastructure - 2.5%
Bloom Energy Corp. - Class A (b)	48,065	957,935
FTC Solar, Inc. (b)	330,448	743,508
Plug Power, Inc. (b)	266,490	3,123,263
SolarEdge Technologies, Inc. (b)	40,487	12,306,024
Srunrun, Inc. (b)	256,235	5,163,135
		22,293,865

Total MLP Related Companies (Cost $533,463,577)		$ 682,522,913

SPECIAL PURPOSE ACQUISITION COMPANIES - 0.0% (f)	Shares	Value
Renewable Energy Infrastructure - 0.0% (f)
TortoiseEcofin Acquisition Corp. III - Founder Shares (b)(c)(d)(e) (Cost $315)	104,850	$ 315

WESTWOOD SALIENT MLP ENERGY INFRASTRUCTURE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 0.5%	Shares	Value
First American Government Obligations Fund - Class X, 4.65% (g) (Cost $4,810,412)	4,810,412	$ 4,810,412

Investments at Value - 99.8% (Cost $709,856,988)		$ 906,956,499

Other Assets in Excess of Liabilities - 0.2%		1,476,316

Net Assets - 100.0%		$ 908,432,815

(a)	The security is considered a non-income producing security as any distributions received during the last 12 months (if applicable) are treated as return of capital per Generally Accepted Accounting Principles.
(b)	Non-income producing security.
(c)	Security determined to be illiquid under the procedures approved by the Fund's Board of Trustees and represents 1.0% of net assets.
(d)	Level 3 security in accordance with fair value hierarchy.
(e)	These securities are exempt from registration under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration, normally to qualified institutional buyers, or to the public if the securities are subsequently registered.
(f)	Percentage rounds to less than 0.1%.
(g)	The rate shown is the 7-day effective yield as of March 31, 2023.

WESTWOOD SALIENT MLP ENERGY INFRASTRUCTURE FUND
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS
March 31, 2023 (Unaudited)

WRITTEN OPTION CONTRACTS	Strike Price	Contracts	Notional Value	Value of Options
Call Option Contracts
Array Technologies, Inc., 04/21/23 (Premiums $83,274)	$ 25 .00	1,782	$ 3,899,016	$ 64,152

The average monthly notional value of written option contracts during the three months ended March 31, 2023 was $8,702,954.

WESTWOOD SALIENT GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 95.2%	Shares	Value
United States - 50.9%
Alexandria Real Estate Equities, Inc.	5,000	$ 627,950
American Tower Corp.	2,300	469,982
Americold Realty Trust, Inc.	21,200	603,140
Apple Hospitality REIT, Inc.	13,000	201,760
CubeSmart	16,100	744,142
Digital Realty Trust, Inc.	5,750	565,283
Equinix, Inc.	900	648,936
Farmland Partners, Inc.	30,000	321,000
Federal Realty Investment Trust	5,500	543,565
Gaming and Leisure Properties, Inc.	13,400	697,604
Host Hotels & Resorts, Inc.	18,000	296,820
Independence Realty Trust, Inc.	37,100	594,713
Iron Mountain, Inc.	11,200	592,592
Phillips Edison & Co., Inc.	19,500	636,090
Prologis, Inc.	5,200	648,804
Ventas, Inc.	9,400	407,490
VICI Properties, Inc.	19,400	632,828
Welltower, Inc.	9,000	645,210
		9,877,909
Singapore - 4.8%
CapitaLand Investment, Ltd.	334,000	926,675

Canada - 7.5%
Dream Industrial Real Estate Investment Trust	50,000	543,832
Granite Real Estate Investment Trust	14,600	904,074
		1,447,906
Australia - 4.3%
GPT Group (The)	190,000	543,046
Scentre Group	154,000	285,104
		828,150
United Kingdom - 3.0%
Great Portland Estates PLC	43,500	272,262
Segro PLC	32,700	311,430
		583,692

WESTWOOD SALIENT GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.2% (Continued)	Shares	Value
Hong Kong - 6.0%
Henderson Land Development Co., Ltd.	63,000	$ 217,965
Link REIT	51,600	331,798
Sun Hung Kai Properties, Ltd.	30,000	420,285
Swire Properties, Ltd.	76,000	195,600
		1,165,648
Sweden - 1.3%
Hufvudstaden AB - Class A	18,300	248,208

Spain - 3.1%
Inmobiliaria Colonial Socimi S.A.	95,000	602,197

Japan - 13.0%
Mitsubishi Estate Co., Ltd.	50,600	601,906
Mitsui Fudosan Co., Ltd.	38,000	713,852
Sumitomo Realty & Development Co., Ltd.	27,000	609,736
Tokyo Tatemono Co., Ltd.	49,500	604,393
		2,529,887
Germany - 1.3%
Vonovia SE	14,000	263,740

Total Common Stocks (Cost $19,232,315)		$ 18,474,012

WESTWOOD SALIENT GLOBAL REAL ESTATE FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 4.2%	Shares	Value
First American Government Obligations Fund - Class X, 4.65% (a) (Cost $819,039)	819,039	$ 819,039

Investments at Value - 99.4% (Cost $20,051,354)		$ 19,293,051

Other Assets in Excess of Liabilities - 0.6%		115,294

Net Assets - 100.0%		$ 19,408,345

(a)	The rate shown is the 7-day effective yield as of March 31, 2023.

AB	- Aktiebolag
PLC	- Public Limited Company
S.A.	- Societe Anonyme
SE	- Societe Europaea

WESTWOOD SALIENT SELECT INCOME FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

COMMON STOCKS - 25.0%	Shares	Value
Real Estate Investment Trusts (REITs) - 25.0%
Data Centers - 1.4%
Digital Realty Trust, Inc.	33,000	$ 3,244,230

Farmland - 1.5%
Farmland Partners, Inc.	316,300	3,384,410

Health Care - 1.7%
Welltower, Inc.	55,000	3,942,950

Hotels - 4.8%
Apple Hospitality REIT, Inc.	150,000	2,328,000
Gaming and Leisure Properties, Inc.	123,100	6,408,586
Host Hotels & Resorts, Inc.	135,000	2,226,150
		10,962,736
Industrial - 4.5%
Americold Realty Trust, Inc.	157,000	4,466,650
Prologis, Inc.	45,000	5,614,650
		10,081,300
Manufactured Homes - 2.0%
Sun Communities, Inc.	32,000	4,508,160

Shopping Centers - 2.0%
Phillips Edison & Co., Inc.	136,500	4,452,630

Specialized - 3.0%
Iron Mountain, Inc.	65,000	3,439,150
Outfront Media, Inc.	205,000	3,327,150
		6,766,300
Storage - 2.3%
CubeSmart	110,000	5,084,200

WESTWOOD SALIENT SELECT INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 25.0% (Continued)	Shares	Value
Real Estate Investment Trusts (REITs) - 25.0% (Continued)
Towers - 1.8%
American Tower Corp.	20,000	$ 4,086,800

Total Common Stocks (Cost $57,680,088)		$ 56,513,716

PREFERRED STOCKS - 63.1%	Shares	Value
Real Estate Investment Trusts (REITs) - 63.1%
Apartments - 1.9%
Centerspace - Series C, 6.63%	180,400	$ 4,401,760

Data Centers - 3.4%
DigitalBridge Group, Inc. - Series H, 7.13%	240,000	4,512,000
DigitalBridge Group, Inc. - Series I, 7.15%	160,000	3,068,800
		7,580,800
Diversified - 3.5%
Armada Hoffler Properties, Inc. - Series A, 6.75%	240,000	5,013,600
CTO Realty Growth, Inc. - Series A, 6.38%	150,551	2,956,822
		7,970,422
Healthcare - 3.2%
Global Medical REIT, Inc. - Series A, 7.50%	290,000	7,281,900

Hotels - 16.6%
Chatham Lodging Trust - Series A, 6.63%	190,000	3,895,000
DiamondRock Hospitality Co. - Series A, 8.25%	15,096	392,798
Hersha Hospitality Trust - Series C, 6.88%	260,000	4,992,000
Hersha Hospitality Trust - Series D, 6.50%	50,000	970,500
Hersha Hospitality Trust - Series E, 6.50%	255,000	5,051,550
Pebblebrook Hotel Trust - Series G, 6.38%	205,000	3,817,100
Pebblebrook Hotel Trust - Series H, 5.70%	100,000	1,630,000
RLJ Lodging Trust - Series A, 1.95%	375,000	9,397,500
Summit Hotel Properties, Inc. - Series E, 6.25%	233,000	4,413,020
Summit Hotel Properties, Inc. - Series F, 5.88%	151,000	2,674,210
Sunstone Hotel Investors, Inc. - Series H, 6.13%	15,000	303,600
		37,537,278

WESTWOOD SALIENT SELECT INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

PREFERRED STOCKS - 63.1% (Continued)	Shares	Value
Real Estate Investment Trusts (REITs) - 63.1% (Continued)
Industrial - 5.2%
LXP Industrial Trust - Series C, 6.50%	190,000	$ 9,220,700
Plymouth Industrial REIT, Inc. - Series A, 7.50%	100,000	2,501,650
		11,722,350
Manufactured Homes - 1.1%
UMH Properties, Inc. - Series D, 6.38%	111,000	2,428,680

Mortgage - 1.1%
KKR Real Estate Finance Trust, Inc. - Series A, 6.50%	150,000	2,395,500

Residential - 4.3%
American Homes 4 Rent - Series H, 6.25%	71,000	1,724,590
American Homes 4 Rent - Series G, 5.88%	345,000	8,110,950
		9,835,540
Shopping Centers - 13.7%
RPT Realty - Series D, 7.25%	180,000	8,555,400
Saul Centers, Inc. - Series D, 6.13%	381,000	8,187,690
Saul Centers, Inc. - Series E, 6.00%	125,000	2,768,750
SITE Centers Corp. - Series A, 6.60%	25,000	586,000
Urstadt Biddle Properties, Inc. - Series K, 5.88%	190,000	3,929,200
Urstadt Biddle Properties, Inc. - Series H, 6.25%	322,000	7,000,280
		31,027,320
Single Tenant - 1.3%
Spirit Realty Capital, Inc. - Series A, 6.00%	130,000	3,005,600

Specialized - 4.0%
CorEnergy Infrastructure Trust, Inc. - Series A, 7.38%	141,681	1,048,439
EPR Properties - Series C, 5.75%	31,000	551,800
EPR Properties - Series E, 9.00%	280,000	7,406,000
		9,006,239
Storage - 3.8%
National Storage Affiliates Trust - Series A, 6.00%	370,000	8,513,700

Total Preferred Stocks (Cost $154,588,199)		$ 142,707,089

WESTWOOD SALIENT SELECT INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 3.2%	Shares	Value
First American Government Obligations Fund - Class X, 4.65% (a) (Cost $7,176,352)	7,176,352	$ 7,176,352

Investments at Value - 91.3% (Cost $219,444,639)		$ 206,397,157

Other Assets in Excess of Liabilities - 8.7%		19,811,240

Net Assets - 100.0%		$ 226,208,397

(a)	The rate shown is the 7-day effective yield as of March 31, 2023.

REIT - Real Estate Investment Trust

WESTWOOD BROADMARK TACTICAL GROWTH FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

EXCHANGE-TRADED FUNDS - 25.6%	Shares	Value
Invesco QQQ Trust Series 1	103,448	$ 33,199,567
SPDR S&P 500 ETF Trust	79,901	32,710,670
Total Exchange-Traded Funds (Cost $64,408,795)		$ 65,910,237

MONEY MARKET FUNDS - 74.4%	Shares	Value
First American Government Obligations Fund - Class X, 4.65% (a) (Cost $191,729,598)	191,729,598	$ 191,729,598

Investments at Value - 100.0% (Cost $256,138,393)		$ 257,639,835

Other Assets in Excess of Liabilities - 0.0% (b)		92,156

Net Assets - 100.0%		$ 257,731,991

(a)	The rate shown is the 7-day effective yield as of March 31, 2023.
(b)	Percentage rounds to less than 0.1%.

WESTWOOD BROADMARK TACTICAL PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

MONEY MARKET FUNDS - 97.5%	Shares	Value
First American Government Obligations Fund - Class X, 4.65% (a) (Cost $75,214,701)	75,214,701	$ 75,214,701

Investments at Value - 97.5% (Cost $75,214,701)		$ 75,214,701

Other Assets in Excess of Liabilities - 2.5%		1,927,592

Net Assets - 100.0%		$ 77,142,293

(a)	The rate shown is the 7-day effective yield as of March 31, 2023.

WESTWOOD BROADMARK TACTICAL PLUS FUND
SCHEDULE OF INVESTMENTS
March 31, 2023 (Unaudited)

FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation
Index Futures
CME E-Mini Nasdaq 100 Index Future	73	6/16/2023	$ 19,430,775	$ 288,785
E-Mini S&P 500 Future	94	6/16/2023	19,447,425	259,676
Total Futures Contracts			$ 38,878,200	$ 548,461

The average monthly notional value of futures contracts during the three months ended March 31, 2023 was $25,903,347.